Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2018	May 31, 2017	May 31, 2018	May 31, 2017	Aug. 31, 2017	Aug. 31, 2016
OPERATING EXPENSES
General and administrative	$ 104,564	$ 19,299	$ 272,052	$ 23,415	$ 107,533	$ 752
Stock based compensation					3,332
Professional fees	236,375	76,426	463,719	93,822	121,924	28,938
Research and development	236,845		917,388
Depreciation	73		219
Total Operating Expenses	577,857	95,725	1,653,378	117,237	232,789	29,690
Loss from Operations	(577,857)	(95,725)	(1,653,378)	(117,237)	(232,789)	(29,690)
OTHER EXPENSE
Interest expense		(907)		(1,923)	(2,100)
Total other expense		(907)		(1,923)	(2,100)
Provision for income taxes	0	0	0	0	0	0
NET LOSS	(577,857)	(96,632)	(1,653,378)	(119,160)	(234,889)	(29,690)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustments	(10,062)		(12,341)		657
Total Other Comprehensive Income (Loss)	(10,062)		(12,341)		657
TOTAL COMPREHENSIVE INCOME (LOSS)	$ (587,919)	$ (96,632)	$ (1,665,719)	$ (119,160)	$ (234,232)	$ (29,690)
Basic and Diluted Loss per Common Share (in dollars per share)	$ (0.05)	$ (0.01)	$ (0.14)	$ (0.01)	$ (0.03)	$ (0.00)
Basic and Diluted Weighted Average Common Shares Outstanding (in shares)	12,741,083	8,809,565	11,949,707	8,034,139	8,732,406	7,640,000